Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance of warrants and shares, net of issuance costs		$ 86
Exercise of warrants, net of issuance costs	$ 263